Significant Accounting Policies - Leases (Details)	12 Months Ended
Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true
Lease, Practical Expedient, Lessor Single Lease Component [true false]	true
Real estate leases | Weighted-Average
Lessee, Lease, Description [Line Items]
Lease terms (in years)	5 years
Equipment leases | Minimum
Lessee, Lease, Description [Line Items]
Lease terms (in years)	2 years
Equipment leases | Maximum
Lessee, Lease, Description [Line Items]
Lease terms (in years)	5 years
Rental Machines | Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year
Rental Machines | Maximum
Lessee, Lease, Description [Line Items]
Lease term	4 years